Mid-Cap Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.2%)
	International Flavors & Fragrances Inc.	93,155	12,457
	Fastenal Co.	214,702	11,081
	Nucor Corp.	109,853	10,819
	Albemarle Corp.	43,646	9,557
	International Paper Co.	146,052	8,167
	Avery Dennison Corp.	30,990	6,421
	Celanese Corp.	41,567	6,262
	Eastman Chemical Co.	50,825	5,120
	LyondellBasell Industries NV Class A	50,097	4,702
	FMC Corp.	47,906	4,386
	CF Industries Holdings Inc.	40,194	2,244
	Westlake Chemical Corp.	6,047	551
			81,767
Consumer Discretionary (14.9%)
*	Aptiv plc	101,051	15,054
*	Trade Desk Inc. Class A	162,600	11,431
*	Copart Inc.	79,530	11,032
*	Delta Air Lines Inc.	239,100	10,188
	DR Horton Inc.	120,439	10,113
*	Etsy Inc.	47,300	9,836
	Lennar Corp. Class A	101,592	9,517
*	Chipotle Mexican Grill Inc.	4,948	8,993
*	Lululemon Athletica Inc.	22,172	8,973
	Garmin Ltd.	57,646	8,962
*	Expedia Group Inc.	54,349	8,908
	Best Buy Co. Inc.	84,230	8,904
	Tractor Supply Co.	42,713	8,654
	ViacomCBS Inc. Class B	215,841	8,528
*	Caesars Entertainment Inc.	75,800	8,511
*	Peloton Interactive Inc. Class A	95,400	8,305
*	Dollar Tree Inc.	84,144	8,054
*	CarMax Inc.	60,877	7,790
*	Carnival Corp.	308,616	7,718
	Darden Restaurants Inc.	48,794	7,391
*	Ulta Beauty Inc.	20,372	7,353
*,1	AMC Entertainment Holdings Inc. Class A	191,900	7,304
*	Royal Caribbean Cruises Ltd.	80,643	7,173
*	Burlington Stores Inc.	24,960	7,078
*	Wayfair Inc. Class A	27,513	7,030
*	AutoZone Inc.	4,042	6,863
*	Hilton Worldwide Holdings Inc.	51,900	6,856

		Shares	Market Value ($000)
*	Take-Two Interactive Software Inc.	43,697	6,732
	MGM Resorts International	153,296	6,615
	Domino's Pizza Inc.	13,759	6,562
	Genuine Parts Co.	53,483	6,484
*	NVR Inc.	1,263	6,055
	Omnicom Group Inc.	80,144	5,807
*	United Airlines Holdings Inc.	121,504	5,780
*	Southwest Airlines Co.	111,000	5,709
*	Lyft Inc. Class A	103,798	5,562
*	DraftKings Inc. Class A	105,366	5,074
	Advance Auto Parts Inc.	23,586	4,927
*	Live Nation Entertainment Inc.	53,419	4,868
	Whirlpool Corp.	23,516	4,794
	Fox Corp. Class A	119,000	4,773
*	LKQ Corp.	93,338	4,697
	News Corp. Class A	186,321	4,384
	Hasbro Inc.	49,088	4,380
	PulteGroup Inc.	92,028	4,226
	BorgWarner Inc.	90,140	3,895
*	Wynn Resorts Ltd.	38,950	3,301
	Rollins Inc.	91,817	3,244
	Bath & Body Works Inc.	47,100	2,969
*	Discovery Inc. Class C	118,012	2,864
*	Liberty Media Corp.-Liberty SiriusXM Class C	59,736	2,836
	Interpublic Group of Cos. Inc.	73,701	2,703
*	Vail Resorts Inc.	7,552	2,523
*	American Airlines Group Inc.	120,051	2,463
	Fox Corp. Class B	58,168	2,159
*	GameStop Corp. Class A	12,200	2,141
*	Penn National Gaming Inc.	29,300	2,123
*	Chewy Inc. Class A	31,120	2,120
[1]	Sirius XM Holdings Inc.	306,800	1,871
	Lear Corp.	11,229	1,757
	Aramark	47,749	1,569
*,1	QuantumScape Corp. Class A	62,668	1,538
*	Discovery Inc. Class A	60,004	1,523
	Warner Music Group Corp. Class A	34,867	1,490
*	Liberty Media Corp.-Liberty SiriusXM Class A	29,145	1,375
	Lennar Corp. Class B	6,899	535
	ViacomCBS Inc. Class A	2,790	117
	News Corp. Class B	3,475	81
*	Endeavor Group Holdings Inc. Class A	426	12
			381,157
Consumer Staples (3.7%)
	Corteva Inc.	274,569	11,554
	Tyson Foods Inc. Class A	110,015	8,685
	Clorox Co.	45,911	7,603
	Church & Dwight Co. Inc.	92,030	7,599
	McCormick & Co. Inc. (Non-Voting)	93,426	7,570
	AmerisourceBergen Corp.	54,424	6,501
	Archer-Daniels-Midland Co.	104,900	6,295
	Kellogg Co.	95,920	6,131
	Conagra Brands Inc.	178,814	6,056
	McKesson Corp.	28,900	5,762
	Kroger Co.	125,804	5,086
	J M Smucker Co.	38,480	4,619
	Hormel Foods Corp.	101,087	4,145
	Lamb Weston Holdings Inc.	54,213	3,327

		Shares	Market Value ($000)
	Campbell Soup Co.	73,758	3,084
	Molson Coors Beverage Co. Class B	33,808	1,568
*	Olaplex Holdings Inc.	3,158	77
			95,662
Energy (4.3%)
	Pioneer Natural Resources Co.	82,095	13,670
	Valero Energy Corp.	152,700	10,776
	Occidental Petroleum Corp.	331,000	9,791
	ONEOK Inc.	166,282	9,643
*	Cheniere Energy Inc.	90,120	8,802
	Hess Corp.	104,236	8,142
	Marathon Petroleum Corp.	119,479	7,385
	Baker Hughes Co.	294,112	7,273
	Halliburton Co.	317,455	6,863
*	Enphase Energy Inc.	45,300	6,794
	Williams Cos. Inc.	226,164	5,867
	Phillips 66	82,000	5,742
*	Plug Power Inc.	215,500	5,504
	Devon Energy Corp.	126,700	4,499
			110,751
Financials (11.6%)
	MSCI Inc.	29,329	17,842
	Discover Financial Services	112,032	13,763
*	SVB Financial Group	21,267	13,757
	First Republic Bank	66,830	12,890
	Arthur J Gallagher & Co.	77,400	11,506
	Ameriprise Financial Inc.	42,492	11,223
	Willis Towers Watson plc	48,167	11,197
	State Street Corp.	129,609	10,981
	Fifth Third Bancorp	258,466	10,969
	Hartford Financial Services Group Inc.	129,912	9,126
	American International Group Inc.	160,100	8,788
	Huntington Bancshares Inc.	551,733	8,530
	Nasdaq Inc.	43,726	8,440
	Northern Trust Corp.	74,230	8,003
	KeyCorp	357,736	7,734
	Regions Financial Corp.	356,993	7,608
	Citizens Financial Group Inc.	158,850	7,463
	Broadridge Financial Solutions Inc.	43,292	7,214
	M&T Bank Corp.	47,986	7,166
	Ally Financial Inc.	134,908	6,887
	Cincinnati Financial Corp.	57,104	6,522
	Principal Financial Group Inc.	100,464	6,470
	Raymond James Financial Inc.	69,087	6,375
*	Markel Corp.	5,124	6,124
	MarketAxess Holdings Inc.	13,526	5,690
	FactSet Research Systems Inc.	14,157	5,589
*	Arch Capital Group Ltd.	140,748	5,374
	Cboe Global Markets Inc.	39,970	4,951
	Fidelity National Financial Inc.	101,444	4,599
	Equitable Holdings Inc.	154,313	4,574
	Annaly Capital Management Inc.	540,390	4,550
	Loews Corp.	81,733	4,408
*,1	Lucid Group Inc.	151,243	3,839
	Everest Re Group Ltd.	14,824	3,718
	W R Berkley Corp.	49,756	3,641
	Franklin Resources Inc.	113,247	3,366

		Shares	Market Value ($000)
	Tradeweb Markets Inc. Class A	39,200	3,167
	Globe Life Inc.	34,207	3,045
	Apollo Global Management Inc.	39,600	2,439
	Lincoln National Corp.	33,036	2,271
	Interactive Brokers Group Inc. Class A	32,950	2,054
*	Alleghany Corp.	2,497	1,559
	SEI Investments Co.	24,133	1,431
	UWM Holdings Corp.	30,700	213
			297,056
Health Care (11.3%)
*	Dexcom Inc.	36,193	19,792
*	IQVIA Holdings Inc.	71,573	17,145
*	Veeva Systems Inc. Class A	51,638	14,881
	ResMed Inc.	54,384	14,333
*	Centene Corp.	217,960	13,581
	West Pharmaceutical Services Inc.	27,700	11,760
*	Laboratory Corp. of America Holdings	36,020	10,137
*	IDEXX Laboratories Inc.	15,906	9,892
*	Horizon Therapeutics plc	84,400	9,245
*	Seagen Inc.	51,044	8,667
*	Catalent Inc.	63,700	8,477
*	Alnylam Pharmaceuticals Inc.	44,433	8,389
	Cerner Corp.	110,448	7,789
	STERIS plc	37,300	7,620
	Cooper Cos. Inc.	18,407	7,608
*	Insulet Corp.	25,700	7,305
*	Hologic Inc.	94,789	6,996
*	Teladoc Health Inc.	53,600	6,797
	Quest Diagnostics Inc.	45,692	6,639
	Teleflex Inc.	17,518	6,596
*	Exact Sciences Corp.	64,448	6,152
	Viatris Inc.	453,857	6,150
*	Bio-Rad Laboratories Inc. Class A	7,853	5,858
	Cardinal Health Inc.	109,023	5,392
*	Elanco Animal Health Inc.	167,940	5,356
*	BioMarin Pharmaceutical Inc.	68,614	5,303
*	ABIOMED Inc.	16,155	5,259
*	Incyte Corp.	70,181	4,827
	DENTSPLY SIRONA Inc.	81,773	4,747
	Royalty Pharma plc Class A	127,604	4,612
*	10X Genomics Inc. Class A	30,500	4,440
*	Henry Schein Inc.	52,090	3,967
*	Charles River Laboratories International Inc.	9,400	3,879
*	Avantor Inc.	92,800	3,795
	Universal Health Services Inc. Class B	26,963	3,731
	PerkinElmer Inc.	21,000	3,639
*	DaVita Inc.	23,528	2,735
*	PPD Inc.	52,477	2,455
*	Novocure Ltd.	16,500	1,917
*	Oak Street Health Inc.	40,505	1,723
*	GoodRx Holdings Inc. Class A	23,975	983
*	agilon health Inc.	29,400	771
	AstraZeneca plc ADR	1	—
			291,340
Industrials (15.3%)
	Carrier Global Corp.	324,405	16,791
	IHS Markit Ltd.	134,193	15,650

		Shares	Market Value ($000)
	Cintas Corp.	32,681	12,440
*	TransDigm Group Inc.	19,592	12,237
	Verisk Analytics Inc.	60,321	12,080
*	Mettler-Toledo International Inc.	8,656	11,922
	Equifax Inc.	45,521	11,536
*	Keysight Technologies Inc.	68,820	11,306
	Old Dominion Freight Line Inc.	39,005	11,155
	Ball Corp.	122,042	10,980
	AMETEK Inc.	86,622	10,742
	Synchrony Financial	213,100	10,416
*	Zebra Technologies Corp. Class A	19,960	10,288
*	Generac Holdings Inc.	23,600	9,645
*	United Rentals Inc.	27,078	9,502
	Kansas City Southern	33,900	9,175
	Fortive Corp.	127,311	8,984
	Dover Corp.	53,743	8,357
	Xylem Inc.	67,168	8,307
*	Waters Corp.	22,928	8,192
*	FleetCor Technologies Inc.	30,857	8,062
	TransUnion	71,403	8,019
	Vulcan Materials Co.	47,112	7,969
	Martin Marietta Materials Inc.	23,316	7,967
*	Trimble Inc.	94,304	7,757
	Expeditors International of Washington Inc.	63,418	7,555
*	Ingersoll Rand Inc.	149,212	7,522
*	Teledyne Technologies Inc.	17,400	7,475
	Otis Worldwide Corp.	79,796	6,566
	WW Grainger Inc.	16,563	6,510
	Jacobs Engineering Group Inc.	48,880	6,478
	Rockwell Automation Inc.	21,574	6,344
	Textron Inc.	83,818	5,851
	Westinghouse Air Brake Technologies Corp.	67,255	5,798
	JB Hunt Transport Services Inc.	31,469	5,262
	Masco Corp.	92,328	5,129
	PACCAR Inc.	64,873	5,120
	Westrock Co.	100,003	4,983
	Crown Holdings Inc.	49,063	4,945
*	Affirm Holdings Inc. Class A	41,423	4,935
	Packaging Corp. of America	35,608	4,894
*	Bill.com Holdings Inc.	18,000	4,805
	Fortune Brands Home & Security Inc.	51,476	4,603
	CH Robinson Worldwide Inc.	49,190	4,280
	Snap-on Inc.	20,257	4,233
	HEICO Corp. Class A	27,299	3,233
	Western Union Co.	150,826	3,050
	Cognex Corp.	31,441	2,522
	Jack Henry & Associates Inc.	13,860	2,274
	HEICO Corp.	16,069	2,119
	Hubbell Inc. Class B	10,232	1,849
*	Mohawk Industries Inc.	10,419	1,848
*	XPO Logistics Inc.	18,201	1,448
*	Marqeta Inc. Class A	23,697	524
			391,634
Real Estate (9.1%)
	Digital Realty Trust Inc.	105,675	15,265
	SBA Communications Corp.	41,005	13,555
	Welltower Inc.	158,014	13,020
*	CoStar Group Inc.	147,640	12,706

		Shares	Market Value ($000)
*	CBRE Group Inc. Class A	119,219	11,607
	AvalonBay Communities Inc.	52,159	11,561
	Alexandria Real Estate Equities Inc.	56,983	10,888
	Equity Residential	133,236	10,782
	Weyerhaeuser Co.	279,721	9,950
	Realty Income Corp.	145,869	9,461
	Extra Space Storage Inc.	49,892	8,381
	Invitation Homes Inc.	215,874	8,274
	Ventas Inc.	147,200	8,127
	Mid-America Apartment Communities Inc.	43,438	8,112
	Sun Communities Inc.	43,388	8,031
	Simon Property Group Inc.	61,233	7,958
	Essex Property Trust Inc.	24,228	7,747
	Duke Realty Corp.	141,799	6,788
	Healthpeak Properties Inc.	200,909	6,726
	UDR Inc.	110,550	5,857
	Boston Properties Inc.	52,274	5,664
	Camden Property Trust	37,630	5,549
*	Zillow Group Inc. Class C	62,300	5,491
	WP Carey Inc.	70,927	5,181
	Iron Mountain Inc.	108,463	4,713
*	Opendoor Technologies Inc.	181,500	3,726
*	Host Hotels & Resorts Inc.	132,158	2,158
	Regency Centers Corp.	31,799	2,141
	VEREIT Inc.	42,898	1,940
*	Zillow Group Inc. Class A	16,300	1,444
			232,803
Technology (18.7%)
	Marvell Technology Inc.	306,338	18,475
*	Synopsys Inc.	56,961	17,055
*	Palo Alto Networks Inc.	34,566	16,557
	Amphenol Corp. Class A	223,552	16,371
	Microchip Technology Inc.	102,389	15,716
*	Cadence Design Systems Inc.	103,445	15,666
*	Match Group Inc.	98,304	15,433
*	Fortinet Inc.	51,870	15,148
	Xilinx Inc.	92,615	13,984
*	Okta Inc.	53,677	12,740
*	Datadog Inc. Class A	85,100	12,029
*	EPAM Systems Inc.	20,100	11,467
*	HubSpot Inc.	16,700	11,291
*	ANSYS Inc.	32,642	11,113
*	MongoDB Inc.	22,957	10,824
	Corning Inc.	287,645	10,496
	Skyworks Solutions Inc.	61,629	10,155
*	Cloudflare Inc. Class A	88,700	9,992
	KLA Corp.	28,519	9,540
*	Paycom Software Inc.	19,092	9,465
	CDW Corp.	51,362	9,349
*	Gartner Inc.	29,737	9,036
*	DocuSign Inc.	34,568	8,899
*	Splunk Inc.	61,187	8,854
*	Twitter Inc.	141,577	8,550
	Monolithic Power Systems Inc.	16,263	7,882
	NetApp Inc.	83,580	7,502
*	Zscaler Inc.	28,100	7,368
*	Unity Software Inc.	58,098	7,335
*	VeriSign Inc.	35,531	7,284

		Shares	Market Value ($000)
*	Palantir Technologies Inc. Class A	296,520	7,128
*	Tyler Technologies Inc.	15,300	7,017
	Hewlett Packard Enterprise Co.	488,568	6,962
*	Qorvo Inc.	41,478	6,935
	Teradyne Inc.	61,600	6,725
*	RingCentral Inc. Class A	30,490	6,632
*	Akamai Technologies Inc.	60,752	6,354
	Seagate Technology Holdings plc	76,590	6,320
*	Western Digital Corp.	108,428	6,120
*	Coupa Software Inc.	27,400	6,005
	SS&C Technologies Holdings Inc.	80,961	5,619
*	Pinterest Inc. Class A	103,804	5,289
	NortonLifeLock Inc.	206,863	5,234
	Citrix Systems Inc.	46,653	5,009
*	UiPath Inc. Class A	87,711	4,614
	Bentley Systems Inc. Class B	75,718	4,592
*	GoDaddy Inc. Class A	62,997	4,391
*	ZoomInfo Technologies Inc. Class A	68,088	4,166
*	Black Knight Inc.	55,685	4,009
*	IAC/InterActiveCorp	29,670	3,866
*	ON Semiconductor Corp.	81,000	3,707
*	Dropbox Inc. Class A	111,486	3,258
*	Zendesk Inc.	22,600	2,630
	Leidos Holdings Inc.	26,500	2,547
*	F5 Networks Inc.	11,331	2,252
*	IPG Photonics Corp.	12,991	2,058
*	Bumble Inc. Class A	31,551	1,577
*	AppLovin Corp. Class A	12,807	927
*	Qualtrics International Inc. Class A	15,364	657
*	Toast Inc. Class A	8,080	404
			478,580
Telecommunications (2.1%)
	Motorola Solutions Inc.	63,231	14,690
*	Liberty Broadband Corp. Class C	54,239	9,367
*	Arista Networks Inc.	21,490	7,385
*	Roku Inc.	21,796	6,830
	Lumen Technologies Inc.	411,287	5,096
*	DISH Network Corp. Class A	91,931	3,995
	Juniper Networks Inc.	61,339	1,688
*	Altice USA Inc. Class A	80,277	1,663
*	Liberty Broadband Corp. Class A	8,886	1,496
	Ubiquiti Inc.	2,366	707
			52,917
Utilities (5.6%)
	Waste Connections Inc.	97,387	12,264
	American Water Works Co. Inc.	67,762	11,454
	Eversource Energy	128,384	10,497
	WEC Energy Group Inc.	117,863	10,395
	Consolidated Edison Inc.	132,639	9,628
	PPL Corp.	288,367	8,040
	Edison International	141,641	7,857
	Ameren Corp.	95,206	7,712
	Entergy Corp.	74,956	7,444
	DTE Energy Co.	65,396	7,305
	FirstEnergy Corp.	202,878	7,226
*	PG&E Corp.	736,867	7,074
	CMS Energy Corp.	108,699	6,493

			Shares	Market Value ($000)
		CenterPoint Energy Inc.	230,695	5,675
		AES Corp.	236,723	5,404
		Evergy Inc.	84,465	5,254
		Alliant Energy Corp.	93,198	5,217
		NiSource Inc.	146,793	3,557
		Vistra Corp.	180,426	3,085
		NRG Energy Inc.	45,771	1,869
		Avangrid Inc.	29,045	1,412
				144,862
Total Common Stocks (Cost $1,814,406)				2,558,529
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $12,630)	0.068%	126,297	12,630
Total Investments (100.3%) (Cost $1,827,036)				2,571,159
Other Assets and Liabilities—Net (-0.3%)				(7,243)
Net Assets (100%)				2,563,916
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,429,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,632,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2021	20	5,266	(128)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.